UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12-31-2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     January 18, 2008
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            117
                                                           --------------------

Form 13F Information Table Value Total:                     $  148,818
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     3375    40030 SH       SOLE                    40030
AT&T Inc.                      Com              00206R102     3196    76906 SH       SOLE                    76906
Abbott Labs                    Com              002824100      863    15361 SH       SOLE                    15361
Air Prods & Chems Inc          Com              009158106     2410    24439 SH       SOLE                    24439
Alcoa Inc                      Com              013817101      961    26280 SH       SOLE                    25680               600
Altria Group Inc               Com              02209S103      200     2648 SH       SOLE                     2648
Amdocs Ltd                     Com              G02602103      344     9966 SH       SOLE                     9966
American Express Co            Com              025816109      401     7700 SH       SOLE                     7700
American Intl Group            Com              026874107      469     8050 SH       SOLE                     8050
Ametek Inc                     Com              031100100      211     4500 SH       SOLE                     4500
Amgen Inc                      Com              031162100      478    10300 SH       SOLE                    10300
Anheuser Busch Cos             Com              035229103      266     5090 SH       SOLE                     5090
Apache Corp                    Com              037411105      486     4520 SH       SOLE                     4520
Applied Matls Inc              Com              038222105      483    27200 SH       SOLE                    27200
AptarGroup Inc                 Com              038336103      202     4934 SH       SOLE                     4934
Aqua America Inc               Com              03836W103      920    43385 SH       SOLE                    43385
Archer Daniels Midland         Com              039483102      217     4664 SH       SOLE                     4664
Asia Pacific Fund              Com              044901106      227     9360 SH       SOLE                     9360
Automatic Data Process         Com              053015103     2766    62125 SH       SOLE                    61825               300
Avery Dennison Corp            Com              053611109     1727    32500 SH       SOLE                    32500
Avon Prods Inc                 Com              054303102      370     9356 SH       SOLE                     9356
BP Plc Spons ADR               Com              055622104     1836    25092 SH       SOLE                    25092
Bank New York Mellon Corp      Com              064058100      636    13048 SH       SOLE                    13048
Bank Of America Corp           Com              060505104     1596    38675 SH       SOLE                    38231               444
Becton Dickinson & Co          Com              075887109     1986    23757 SH       SOLE                    23757
Berkshire Hathaway Cl B        Com              084670207      999      211 SH       SOLE                      211
Black & Decker Corp            Com              091797100      898    12900 SH       SOLE                    12900
Bristol Myers Squibb           Com              110122108     1133    42711 SH       SOLE                    42711
Cabot Corp                     Com              127055101     1559    46765 SH       SOLE                    46765
Cabot Microelectronics         Com              12709P103      455    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      381     9426 SH       SOLE                     9426
Centurytel Inc                 Com              156700106      298     7180 SH       SOLE                     7180
Chevron Corp                   Com              166764100     6891    73834 SH       SOLE                    73649               185
Chubb Corp                     Com              171232101     2482    45479 SH       SOLE                    45479
Cigna Corp                     Com              125509109      201     3732 SH       SOLE                     3732
Cinncinnati Financial Corp     Com              172062101      533    13486 SH       SOLE                    13486
Cisco Sys Inc                  Com              17275R102      581    21450 SH       SOLE                    21050               400
Citigroup Inc                  Com              172967101     1518    51562 SH       SOLE                    51562
Coca Cola Co                   Com              191216100      762    12411 SH       SOLE                    12411
Colgate Palmolive Co           Com              194162103      580     7442 SH       SOLE                     7442
Comcast Corp Cl A Spl          Com              20030N200      189    10425 SH       SOLE                    10425
Commerce Bancshares            Com              200525103      335     7458 SH       SOLE                     7458
Commerce Group Inc Mass        Com              200641108      648    18000 SH       SOLE                    18000
Conocophillips                 Com              20825C104      764     8648 SH       SOLE                     8360               288
Corning Inc                    Com              219350105      759    31636 SH       SOLE                    31636
Deere & Co                     Com              244199105      557     5984 SH       SOLE                     5984
Disney Walt Co                 Com              254687106      433    13404 SH       SOLE                    13404
Dow Chem Co                    Com              260543103      239     6071 SH       SOLE                     5721               350
Du Pont E I De Nemours         Com              263534109     1315    29816 SH       SOLE                    29816
Duke Energy Corp               Com              26441C105      787    39010 SH       SOLE                    39010
E M C Corp Mass                Com              268648102     1572    84845 SH       SOLE                    84845
Eastman Kodak Co               Com              277461109      391    17900 SH       SOLE                    17900
Embraer Empresa Brasileria ADR Com              29081M102      344     7550 SH       SOLE                     7550
Emerson Electric Co            Com              291011104     3254    57438 SH       SOLE                    56838               600
Exxon Mobil Corp               Com              30231G102     9891   105576 SH       SOLE                   105576
FPL Group Inc                  Com              302571104      758    11176 SH       SOLE                    10774               402
General Elec Co                Com              369604103     5535   149310 SH       SOLE                   149310
Glaxo SmithKline ADR           Com              37733W105      238     4732 SH       SOLE                     4732
Halliburton Co                 Com              406216101     1364    35983 SH       SOLE                    35983
Harley Davidson Inc            Com              412822108      714    15292 SH       SOLE                    15292
Harleysville Group Inc.        Com              412824104      384    10848 SH       SOLE                    10848
Harris Corp Del                Com              413875105      276     4400 SH       SOLE                     4400
Heinz H J Co                   Com              423074103      269     5770 SH       SOLE                     5770
Home Depot Inc                 Com              437076102      391    14517 SH       SOLE                    14517
Ingersoll-Rand Co Cl A         Com              G4776G101      921    19817 SH       SOLE                    19817
Intel Corp                     Com              458140100     1139    42737 SH       SOLE                    42737
International Bus Mach         Com              459200101     4058    37537 SH       SOLE                    37437               100
Ishares Comex Gold Trust       Com              464285102      247     3000 SH       SOLE                     3000
Ishares MSCI EAFE Index Fd     Com              464287465     4578    58316 SH       SOLE                    58316
Ishares MSCI Japan Index Fd    Com              464286848     1100    82783 SH       SOLE                    82783
Ishares Tr DJ Us Tech Sec      Com              464287721      976    15630 SH       SOLE                    15630
Ishares Tr Russell 1000 Growth Com              464287614     6104   100435 SH       SOLE                   100435
Ishares Tr S&P Small Cap 600   Com              464287804      812    12495 SH       SOLE                    12495
JPMorgan Chase & Co            Com              46625H100     2177    49871 SH       SOLE                    49371               500
Johnson & Johnson              Com              478160104     8168   122457 SH       SOLE                   122457
Johnson Ctls Inc               Com              478366107      208     5775 SH       SOLE                     5775
Kimberly Clark Corp            Com              494368103      838    12086 SH       SOLE                    12086
Kraft Foods Inc Cl A           Com              50075N104      312     9547 SH       SOLE                     9547
Lilly Eli & Co                 Com              532457108      342     6400 SH       SOLE                     6400
Lowes Cos Inc                  Com              548661107      486    21500 SH       SOLE                    21500
Marathon Oil Corp              Com              565849106      557     9160 SH       SOLE                     9160
McDonald's Corp                Com              580135101      525     8908 SH       SOLE                     8908
McGraw-Hill Inc                Com              580645109      206     4700 SH       SOLE                     4700
Medco Health Solutions         Com              58405U102     1214    11972 SH       SOLE                    11548               424
Medtronic Inc                  Com              585055106      325     6470 SH       SOLE                     6470
Merck & Co Inc                 Com              589331107     2617    45028 SH       SOLE                    45028
Merrill Lynch & Co Inc         Com              590188108      666    12408 SH       SOLE                    12408
Microsoft Corp                 Com              594918104     2265    63633 SH       SOLE                    63633
Midcap Spdr Tr Ser 1           Com              595635103     1229     7926 SH       SOLE                     7926
Miller (Herman) Inc            Com              600544100      424    13100 SH       SOLE                    13100
Morgan Stanley                 Com              617446448      360     6785 SH       SOLE                     6785
Motorola Inc                   Com              620076109      279    17400 SH       SOLE                    17400
Norfolk Southern Corp          Com              655844108      242     4800 SH       SOLE                     4800
PNC Finl Svcs Group            Com              693475105      748    11396 SH       SOLE                    11396
Pepsico Inc                    Com              713448108     3604    47487 SH       SOLE                    47487
Pfizer Inc                     Com              717081103     1272    55941 SH       SOLE                    55941
Procter & Gamble Co            Com              742718109     4974    67744 SH       SOLE                    67744
Rohm & Haas Co                 Com              775371107      426     8033 SH       SOLE                     8033
Royal Dutch Shell PLC ADR Cl A Com              780259206      775     9200 SH       SOLE                     9200
Schlumberger Ltd               Com              806857108     1264    12850 SH       SOLE                    12450               400
Spdr Tr Unit Ser 1             Com              78462F103      230     1572 SH       SOLE                     1572
Spectra Energy Corp            Com              847560109      204     7916 SH       SOLE                     7916
Sprint Nextel Corp             Com              852061100      200    15199 SH       SOLE                    15199
State Str Corp                 Com              857477103     1084    13345 SH       SOLE                    13345
Sysco Corp                     Com              871829107      259     8300 SH       SOLE                     8300
Target Corp                    Com              87612E106      583    11665 SH       SOLE                    11365               300
Texas Instruments              Com              882508104     1745    52244 SH       SOLE                    51844               400
Union Pac Corp                 Com              907818108      505     4020 SH       SOLE                     4020
United Parcel Svc Cl B         Com              911312106     1048    14820 SH       SOLE                    14820
United Technologies Cp         Com              913017109     1190    15550 SH       SOLE                    15550
Vanguard Emerging Mkt ETF      Com              922042858      422     4050 SH       SOLE                     4050
Vanguard Index Tr Stk Mkt ETF  Com              922908769      459     3160 SH       SOLE                     3160
Verizon Comm                   Com              92343V104     2978    68163 SH       SOLE                    67563               600
Wachovia Corp                  Com              929903102     1207    31745 SH       SOLE                    31745
Wyeth                          Com              983024100     2263    51206 SH       SOLE                    50906               300
Ishares IBoxx Invest Grade Cor Com              464287242      205     1952 SH       SOLE                     1952
Ishares Tr 1-3 Yr Tr Index     Com              464287457      493     6003 SH       SOLE                     6003